As filed with the Securities and Exchange Commission on August 23, 2021

Securities Act File No. 333-232387

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

☒ Registration Statement under the Securities Act of 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 3

GOLUB CAPITAL BDC, INC.

(Exact name of registrant as specified in charter)

200 Park Avenue

25th Floor
New York, NY 10166

(Address and telephone number, including area code, of principal executive offices)

David B. Golub
Golub Capital BDC, Inc.
200 Park Avenue

25th Floor

New York, NY 10166

(Name and address of agent for service)

COPIES TO:

Thomas J. Friedmann
Matthew J. Carter

David J. Harris
Dechert LLP
One International Place, 40th Floor
100 Oliver Street

Boston, Massachusetts 02110-2605
(617) 728-7100

Approximate date of commencement of proposed public offering: From time to time after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box.  ☒

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box.  ☒

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☒

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c) of the Securities Act.

Check each box that appropriately characterizes the Registrant:

☐ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

☒ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☒ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☒ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).

☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☐ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price (1) (2)	Amount of Registration Fee (1) (2)
Common Stock, $0.001 par value per share (3)
Preferred Stock, $0.001 par value per share (3)
Warrants (3)
Subscription Rights (4)
Debt Securities (5)
Total	$3,800,000,000 (5)(6)	$424,260

(1)	Estimated pursuant to Rule 457(o) under the Securities Act, solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)	The Registrant previously registered a maximum aggregate offering price of $800,000,000 under the Registrant’s Registration Statement on Form N-2 (File No. 333-232387), initially filed with the Commission on June 26, 2019 (the “Original Registration Statement”), for which a filing fee of $96,960 was previously paid. The Registrant previously registered an additional aggregate offering price of $1,000,000,000 under Post-Effective Amendment No. 2 to the Original Registration Statement filed with the Commission on February 11, 2021 (the Original Registration Statement, as amended, the “Existing Registration Statement”), for which a filing fee of $109,100 was previously paid. In accordance with Rule 462(e) under the Securities Act, an additional proposed maximum offering price of $2,000,000,000 is hereby registered and an additional filing fee of $218,200 is being paid in connection with such registration.
(3)	Subject to Note 5 in the Original Registration Statement, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock or warrants as may be sold, from time to time. Warrants may represent rights to purchase common stock, preferred stock or debt securities.
(4)	Subject to Note 5 in the Original Registration Statement, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common stock.
(5)	Subject to Note 5 in the Original Registration Statement, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $3,800,000,000.
(6)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $3,800,000,000.

The Registration Statement shall become effective upon filing with the Securities and Exchange Commission in accordance with Rule 462(e) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This Post-Effective Amendment No. 3 to Registration Statement on Form N-2 is being filed by Golub Capital BDC, Inc. (the “Registrant”) with the U.S. Securities and Exchange Commission (the “Commission”) to register an additional $2,000,000,000 of proposed maximum offering price of securities. This Registration Statement incorporates by reference the contents of the Registrant’s Registration Statement on Form N-2 (File No. 333-232387), initially filed with the Commission on June 26, 2019 (the “Original Registration Statement”), which became immediately effective, as amended by Post-Effective Amendment No. 2 thereto filed with the Commission on February 11, 2021 (the “Amendment”) and, together with the Original Registration Statement, the “Existing Registration Statement”) including each of the documents filed by the Registrant with the Commission and all the exhibits thereto. The required opinions of counsel and related consents and accountant’s consent are attached hereto and filed herewith. The contents of the Existing Registration Statement, including the exhibits thereto and incorporated by reference therein, are incorporated by reference into this Registration Statement.

Other Information

Item 25. Financial Statements and Exhibits

2) Exhibits

(l)	Opinion and Consent of Dechert LLP, special counsel for Registrant.*

(n)	Consent of Ernst & Young LLP.*

*	Filed herewith.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, in the State of New York, on the 23rd day of August, 2021.

GOLUB CAPITAL BDC, INC.

By:	/s/ David B. Golub
Name:	David B. Golub
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David B. Golub	Chief Executive Officer and Director	August 23, 2021
David B. Golub	(Principal Executive Officer)

/s/ Ross A. Teune	Chief Financial Officer	August 23, 2021
Ross A. Teune	(Principal Financial Officer and Accounting Officer)

*	Chairman of the Board of Directors	August 23, 2021
Lawrence E. Golub

*	Director	August 23, 2021
John T. Baily

*	Director	August 23, 2021
Kenneth F. Bernstein

*	Director	August 23, 2021
Anita R. Rosenberg

*	Director	August 23, 2021
William M. Webster IV

*	Director	August 23, 2021
Lofton Holder

*By:	/s/ David B. Golub
Attorney-in-Fact